SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Summary of Operating Results by Segment
		Airport Security
		and Other
	Corporate	Aviation Services	Authentication Technology	Total
Six months ended June 30, 2021:
Revenue	$-	$114,001	$40,418	$154,419
Depreciation and amortization	37	698	250	985
Net income (loss)	(760)	9,241	20,460	28,941
Total assets	$10,739	$107,368	$66,067	$184,174

Six months ended June 30, 2020:
Revenue	$-	$113,840	$12,286	$126,126
Depreciation and amortization	41	670	318	1,029
Net income (loss)	(1,345)	(10,130)	1,377	(10,098)
Total assets	$16,144	$60,077	$37,206	$113,427

Schedule of Revenues by Geographic Area
	Six months ended June 30,
	2021	2020
Germany	$56,026	$59,779
Netherlands	22,698	30,461
United States of America	44,457	22,583
Other	31,238	13,303
Total	$154,419	$126,126

Schedule of Property and Equipment, Net by Geographic Regions
	June 30,	December 31,
	2021	2020
Germany	$427	$449
Netherlands	814	598
United States of America	247	305
Other	3,639	4,173
Total	$5,127	$5,525